Business Acquisitions - Narrative (Details)			3 Months Ended								12 Months Ended
	Jul. 01, 2015 USD ($) property	Mar. 13, 2014 USD ($) item	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Business acquisitions											$ 93,760,000	$ 62,684,000	$ 0
Potential earn-out			$ 7,083,000				$ 2,404,000				7,083,000	2,404,000
Decrease in goodwill											1,700,000
Revenues			225,720,000	$ 153,827,000	$ 79,389,000	$ 58,830,000	$ 103,960,000	$ 86,641,000	$ 51,447,000	$ 43,865,000
Net (loss) income											11,950,000	(1,932,000)	$ (8,272,000)
Bonterra Builders, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 99,759,000
Number of primary residential lots | property	1,700
Business acquisitions	$ 40,818,000
Potential earn-out	6,000,000
Contingent consideration (earn-out)	6,000,000
Trade name	2,000,000
Amortization of Intangible Assets				$ 300,000
Transaction and integration costs	900,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount			7,200,000								7,200,000
Revenues											92,500,000
Net (loss) income											8,600,000
Business Combinations, Consideration Transferred, Contingent Consideration, Estimate	6,000,000
Business Combinations, Consideration Transferred, Contingent Consideration, Security	800,000
Bonterra Builders, LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Trade name	$ 600,000
Amortization period	5 years
Bonterra Builders, LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Trade name	$ 1,400,000
Amortization period	3 years
Royal Oak Homes LLC and Affiliate [Member]
Business Acquisition [Line Items]
Business acquisitions		$ 65,000,000
Potential earn-out		3,000,000
Business Combinations, Consideration Transferred, Contingent Consideration, Estimate			2,100,000
Business Combinations, Consideration Transferred, Contingent Consideration, Payments to Date			$ 1,200,000
Royal Oak Homes LLC and Affiliate [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Trade name		$ 600,000
Amortization of Intangible Assets											$ 200,000	$ 200,000
Royal Oak Homes LLC and Affiliate [Member] | Lots Owned Or Controlled [Member]
Business Acquisition [Line Items]
Number of primary residential lots | item		2,500